Expenses for shipping activities (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Schedule of Voyage Expenses and Commissions

Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Commissions paid	(5,085)	(2,742)
Bunkers	(52,716)	(32,255)
Other voyage related expenses	(16,700)	(11,280)
Total voyage expenses and commissions	(74,501)	(46,277)

Schedule of Vessel Operating Expenses
Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Operating expenses	(99,487)	(71,456)
Insurance	(7,888)	(7,414)
Total vessel operating expenses	(107,375)	(78,870)

Schedule of Charter Hire Expenses	Charter hire expenses

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Charter hire	—	—
Bare boat hire	—	(15,432)
Total charter hire expenses	—	(15,432)

Disclosure of General and Administrative Expenses

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Wages and salaries	(16,182)	(7,929)
Social security costs	(1,793)	(1,863)
Provision for employee benefits	139	(319)
Equity-settled share-based payments	—	(37)
Other employee benefits	(1,617)	(1,836)
Employee benefits	(19,453)	(11,984)

Administrative expenses	(17,017)	(17,083)
Tonnage Tax	360	(2,086)
Claims	17	—
Provisions	(283)	3

Total general and administrative expenses	(36,376)	(31,150)